Expense Example {- Fidelity® Stock Selector All Cap Fund} - 09.30 Fidelity Stock Selector All Cap Fund-Retail PRO-10 - Fidelity® Stock Selector All Cap Fund - Fidelity Stock Selector All Cap Fund-Retail Class
Nov. 29, 2021 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847